Pension and Other Postretirement Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	$ 204,372	$ 216,754
Large-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	77,618	82,816
Mid-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	14,427	15,276
Small-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	19,260	19,952
Government Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	26,827	29,121
Corporate Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	24,975	27,485
Fixed Income Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	40,989	41,975
Cash & Equivalents [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	276	129
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	9,541	10,362
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Large-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	3,266	3,414
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mid-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	957	1,448
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Small-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	461	312
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	1,387	1,244
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	3,194	3,815
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash & Equivalents [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	276	129
Significant Observable Inputs (Level 2) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	194,831	206,392
Significant Observable Inputs (Level 2) [Member] | Large-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	74,352	79,402
Significant Observable Inputs (Level 2) [Member] | Mid-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	13,470	13,828
Significant Observable Inputs (Level 2) [Member] | Small-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	18,799	19,640
Significant Observable Inputs (Level 2) [Member] | Government Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	25,440	27,877
Significant Observable Inputs (Level 2) [Member] | Corporate Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	21,781	23,670
Significant Observable Inputs (Level 2) [Member] | Fixed Income Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	$ 40,989	$ 41,975